Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summary of Operating Results and Cash Flows from Discontinued Operations
The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2013	2012 as reported	2012 EFW/BCI adjustments	2012 as reclassed
Non-regulated energy sales	9,327	2,870	6,800	9,670
Waste disposal fees	8,160	—	14,288	14,288
Other and interest income	336	—	(6)	(6)
Operating and administrative expenses	(19,720)	(3,241)	(12,544)	(15,785)
Foreign exchange	80	—	—	—
Depreciation of property, plant and equipment	(2,483)	(1,279)	(5,194)	(6,473)
Interest expense	(58)	(4)	(317)	(321)
Gain on sale of assets	1,016	—	—	—
Write-off of accounts receivable	(262)	—	—	—
Write-down of long-lived assets	(56,898)	(253)	(23)	(276)
Gain/(loss) from discontinued operations, before income taxes	(60,502)	(1,907)	3,004	1,097
Income tax recovery/(expense)	18,491	750	(804)	(54)
Gain/(loss) from discontinued operations, net of income taxes	(42,011)	(1,157)	2,200	1,043
Add:
Depreciation of property, plant and equipment	2,483	1,279	5,194	6,473
Write-off of accounts receivable	262	—	—	—
Write-down of long-lived assets	56,898	253	23	276
Net proceeds of disposition	22,052	—	—	—
Contingent liability	(613)	—	—	—
Income tax expense/(recovery)	(18,491)	(750)	804	54
Increase/(decrease) in cash and cash equivalents from discontinued operations	20,580	(375)	8,221	7,846

Assets Held-for-sale
Assets held-for-sale as at December 31, were as follows:

	2013	2012 as reported	2012 EFW/BCI Adjustments	2012 Reclassed
Property, plant and equipment	$21,193	$24,390	$76,437	$100,827
Accounts receivable and prepaid expenses	2,734	—	2,510	2,510
Total assets held for sale	$23,927	$24,390	$78,947	$103,337
Less current assets held for sale	(23,927)	(24,390)	(2,510)	(26,900)
Non-current assets held for sale	$—	$—	$76,437	$76,437

Liabilities Held-for-sale	Liabilities held-for-sale as at December 31, were as follows:

	2013	2012 as reported	2012 EFW/BCI Adjustments	2012 Reclassed
Accounts payable and accrued liabilities	$1,471	$—	$1,211	$1,211